Financial Income, Net (Details) - Schedule of Financial Income, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Interest on bank deposits and other interest income	$ 20,246	$ 6,586	$ 2,129
Exchange rate differences, net		2,426
Realized gain on sale of marketable securities, net			32
Interest on marketable securities	7,343	6,465	3,243
Total financial income	27,589	15,477	5,404
Financial expenses:
Bank charges	(236)	(265)	(286)
Exchange rate differences, net	(2,315)		(1,240)
Realized loss on sale of marketable securities, net	(134)	(10)
Amortization of premium and accretion of discount on marketable securities, net	(754)	(1,820)	(1,279)
Total financial expenses	(3,439)	(2,095)	(2,805)
Total financial income, net:	$ 24,150	$ 13,382	$ 2,599